Related Parties (Details Narrative) - Just Right Products, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Due to related party
Rent expense	160,890	65,302
Accounts payable - related parties	23,978
M & M Real Estate, Inc [Member]
Accounts payable - related parties	23,978	0
Sole Director and Officer [Member]
Due to related party	11,333
Sole Director and Officer [Member] | M & M Real Estate, Inc [Member]
Monthly lease payment	6,500
Rent expense	$ 82,250	$ 65,302